RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 10, 2019	Apr. 30, 2020	Mar. 27, 2021	Jun. 27, 2020	Jul. 27, 2020	Dec. 11, 2019	Dec. 10, 2019	Jun. 29, 2019	Dec. 05, 2018
Related Party Transaction [Line Items]
Due from related party				$ 3,109,717				$ 4,921,455
Restructuring support fees paid			$ 2,172,709	699,322
Equity commitment, Description	Company announced an equity commitment from its existing creditor, Gotham Green Partners, with participation from Wicklow Capital, in the amount of $30,000,000. As a result, the Company issued 14,634,147 Subordinate Voting Shares to the investors at a price equal to $2.18 per share.
Voting Share exercise price							$ 0.43		$ 5.28
Gross proceeds equity investment							$ 20,190,000
Mr Rose [Member]
Related Party Transaction [Line Items]
Deferred stock granted						815,295
Restricted stock units, Granted		5,458,749
Fund L P I I [Member]
Related Party Transaction [Line Items]
Due from related party					$ 1,820,204
Due to related party					1,093,896
Fund L P [Member]
Related Party Transaction [Line Items]
Due from related party					1,289,513
Due to related party					1,986,697
Other [Member]
Related Party Transaction [Line Items]
Due from related party								$ 719,092
Due to other related party			$ 1,476,921
Due to related party					$ 1,476,221
Lynch [Member]
Related Party Transaction [Line Items]
Stock option received			124,868
Bossidy [Member]
Related Party Transaction [Line Items]
Stock option received			124,868